Revenue Recognition	12 Months Ended
Dec. 31, 2025
Revenue Recognition [Abstract]
Revenue Recognition	REVENUE RECOGNITION
We disaggregate our net sales by business and geographic
location for each of our segments as we believe it best depicts how the nature, amount, timing and certainty of our net sales and cash flows are affected by economic factors.
Products and services are primarily transferred to customers at a point in time, with some transfers of services taking place over time. In 2025 less than 10% of our sales were recognized as
services transferred over time. Refer to Note 1 for further
discussion on our revenue recognition policies.
In the first quarter 2026 we announced a change in our
organizational structure. Our new Ortho Tech business combines our orthopaedic instruments portfolio (Orthopaedic Instruments)
from Instruments with Other Orthopaedics. In addition, our spine enabling technologies portfolio (Enabling Technologies) from
Other Orthopaedics was combined with the remaining
Instruments business to align with our internal reporting structure.
Ortho Tech includes sales related to Orthopaedic Instruments of
$2,110, $1,917 and $1,754 and Other Orthopaedics of $660,
$560 and $509 for 2025, 2024 and 2023. Instruments includes
sales related to Enabling Technologies of $155, $152 and $149 for 2025, 2024 and 2023. We have reflected these changes in all historical periods presented.

Segment Net Sales
MedSurg and Neurotechnology:	2025	2024	2023
Instruments	$1,228	$1,069	$929
Endoscopy	3,807	3,389	3,068
Medical	4,204	3,852	3,459
Vascular	1,968	1,307	1,226
Neuro Cranial	2,485	2,136	1,876
	$13,692	$11,753	$10,558
Orthopaedics:
Knees	$2,656	$2,447	$2,273
Hips	1,865	1,704	1,544
Trauma and Extremities	3,948	3,507	3,147
Ortho Tech	2,770	2,477	2,263
Spinal Implants	185	707	713
	$11,424	$10,842	$9,940
Total	$25,116	$22,595	$20,498

United States Net Sales
MedSurg and Neurotechnology:	2025	2024	2023
Instruments	$1,072	$925	$800
Endoscopy	3,133	2,792	2,513
Medical	3,510	3,191	2,785
Vascular	1,048	506	483
Neuro Cranial	2,052	1,761	1,531
	$10,815	$9,175	$8,112
Orthopaedics:
Knees	$1,924	$1,788	$1,676
Hips	1,137	1,059	988
Trauma and Extremities	2,926	2,586	2,297
Ortho Tech	2,086	1,846	1,684
Spinal Implants	118	489	500
	$8,191	$7,768	$7,145
Total	$19,006	$16,943	$15,257

International Net Sales
MedSurg and Neurotechnology:	2025	2024	2023
Instruments	$156	$144	$129
Endoscopy	674	597	555
Medical	694	661	674
Vascular	920	801	743
Neuro Cranial	$433	375	345
	$2,877	$2,578	$2,446
Orthopaedics:
Knees	$732	$659	$597
Hips	728	645	556
Trauma and Extremities	1,022	921	850
Ortho Tech	684	631	579
Spinal Implants	67	218	213
	$3,233	$3,074	$2,795
Total	$6,110	$5,652	$5,241
MedSurg and Neurotechnology
MedSurg and Neurotechnology products include surgical
equipment and navigation systems (Instruments), endoscopic
and communications systems (Endoscopy), patient handling,
emergency medical equipment, intensive care disposable
products, clinical communication and artificial intelligence-
assisted virtual care platform technology (Medical), and minimally invasive products for the treatment of acute ischemic and
hemorrhagic stroke and venous thromboembolism (Vascular), a
comprehensive line of products for traditional brain and open skull-based surgical procedures; orthobiologic and biosurgery products, including synthetic bone grafts and vertebral
augmentation products (Neuro Cranial). Substantially all
MedSurg and Neurotechnology sales are recognized when a
purchase order has been received and control has transferred.
For certain Endoscopy, Instruments and Medical services, we
may recognize sales over time as we satisfy performance
obligations that may include an obligation to complete installation, provide training and perform ongoing services, generally
performed within one year.
Orthopaedics
Orthopaedics products include implants and surgical equipment such as navigation systems and robotics used in total joint
replacements, such as hip, knee and shoulder, ankle and trauma and extremities surgeries. Substantially all Orthopaedics sales are recognized when we have a purchase order and appropriate notification the product has been used or implanted. For certain
Orthopaedic products in the Ortho Tech business, we recognize sales at a point in time, as well as over time for performance obligations that may include an obligation to complete installation and provide training and ongoing services. Performance
obligations are generally satisfied within one year.
Costs to Obtain or Fulfill a Contract
We typically do not incur costs to fulfill a contract before a product or service is provided to a customer due to the nature of our products and services. Our costs to obtain contracts are typically in the form of sales commissions paid to employees or third-party agents. Certain sales commissions paid to employees prior to recognition of sales are recorded as deferred contract costs. We expense sales commissions associated with obtaining a contract at the time of the sale or as incurred as the
amortization period is generally less than one year. These costs have been presented within selling, general and administrative expenses. On December 31, 2025 and 2024 deferred contract
costs recorded in our Consolidated Balance Sheets were not
significant.
Contract Assets and Liabilities
Our contract assets primarily relate to conditional rights to consideration for work completed but not billed at the reporting date. On December 31, 2025 and 2024 contract assets recorded in our Consolidated Balance Sheets were not significant.
Our contract liabilities arise as a result of consideration received from customers at inception of contracts for certain businesses or where the timing of billing for services precedes satisfaction of our performance obligations. This occurs primarily when payment is received upfront for certain multi-period extended warranty service contracts. Our contract liabilities of $1,024 and $978 on
December 31, 2025 and 2024 are classified within accrued
expenses and other liabilities and other noncurrent liabilities in our Consolidated Balance Sheets based on the timing of when
we expect to complete our performance obligations. Changes in contract liabilities during the year were as follows:

	2025	2024
Beginning contract liabilities	$978	$860
Revenue recognized from beginning of year contract liabilities	(546)	(553)
Net advance consideration received during the period	592	671
Ending contract liabilities	$1,024	$978
Transfers and Servicing of Financial Assets
We sell certain customer lease agreements and the related
leased assets to third-party financial institutions to accelerate our cash collection cycle. The lease receivables are sold without recourse and are derecognized from our Consolidated Balance
Sheets at the time of sale. Under the terms of our arrangements, we collect lease payments on behalf of the financial institutions but maintain no other form of continuing involvement. Sales of these lease agreements are classified as operating activities in our Consolidated Statements of Cash Flows. Fees earned for our servicing activities are immaterial. Revenue related to customer lease agreements sold under these arrangements represented
less than 4% of our total revenue for 2025, 2024 and 2023.